Schedule of Investments (unaudited)
March 31, 2026
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 Western Asset Mortgage Total Return Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 64.5%
FHLMC — 5.9%
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41- 9/1/41	$1,960,859	$1,771,641
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41- 4/1/51	1,049,351	887,255
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/1/43	593,217	558,176
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/49- 5/1/53	402,170	393,651
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/50	144,874	130,889
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53- 8/1/55	4,647,033	4,824,917
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.617%)	5.189%	11/1/47	209,659	216,605 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.622%)	3.419%	2/1/50	325,951	333,547 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.007%	11/1/48	1,248,266	1,250,804 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33- 8/1/43	3,280,887	3,203,943
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	7,096,529	6,435,289
Total FHLMC				20,006,717
FNMA — 38.9%
Federal National Mortgage Association (FNMA)	2.500%	4/1/41- 9/1/61	2,218,343	1,920,131
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	5,703,912	4,859,528
Federal National Mortgage Association (FNMA)	4.000%	5/1/42- 5/1/43	2,894,170	2,803,892
Federal National Mortgage Association (FNMA)	2.000%	8/1/42- 3/1/51	16,996,878	14,841,268
Federal National Mortgage Association (FNMA)	3.000%	2/1/43- 4/1/43	2,932,605	2,686,468
Federal National Mortgage Association (FNMA)	5.000%	11/1/45	2,517,448	2,561,820
Federal National Mortgage Association (FNMA)	3.500%	12/1/46- 3/1/57	3,294,840	3,066,939
Federal National Mortgage Association (FNMA)	4.500%	6/1/48- 1/1/59	2,014,910	1,958,408
Federal National Mortgage Association (FNMA)	6.500%	12/1/53- 7/1/55	1,552,944	1,608,390
Federal National Mortgage Association (FNMA)	2.000%	4/1/56	6,700,000	5,398,211 (b)
Federal National Mortgage Association (FNMA)	2.500%	4/1/56	17,900,000	15,052,781 (b)
Federal National Mortgage Association (FNMA)	3.000%	4/1/56	7,700,000	6,764,388 (b)
Federal National Mortgage Association (FNMA)	3.500%	4/1/56	5,500,000	5,042,831 (b)
Federal National Mortgage Association (FNMA)	4.500%	4/1/56	9,000,000	8,687,160 (b)
Federal National Mortgage Association (FNMA)	5.000%	4/1/56	14,900,000	14,696,779 (b)
Federal National Mortgage Association (FNMA)	5.500%	4/1/56	22,500,000	22,607,149 (b)
Federal National Mortgage Association (FNMA)	6.000%	4/1/56	17,100,000	17,433,181 (b)
Total FNMA				131,989,324
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
GNMA — 19.7%
Government National Mortgage Association (GNMA)	5.000%	4/15/40- 5/15/40	$267,533	$273,067
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	444,861	405,394
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 6/15/50	1,538,464	1,446,556
Government National Mortgage Association (GNMA)	4.000%	3/15/50	50,163	47,414
Government National Mortgage Association (GNMA) II	4.000%	7/20/47- 8/20/50	3,933,976	3,696,841
Government National Mortgage Association (GNMA) II	3.500%	8/20/47- 2/20/50	3,322,102	3,082,578
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 7/20/50	677,390	651,690
Government National Mortgage Association (GNMA) II	5.000%	9/20/49- 1/20/53	874,688	879,327
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	5,677,003	5,026,679
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 5/20/51	500,041	427,323
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	284,471	231,684
Government National Mortgage Association (GNMA) II	2.000%	4/1/56	8,100,000	6,693,258 (b)
Government National Mortgage Association (GNMA) II	2.500%	4/1/56	8,300,000	7,141,891 (b)
Government National Mortgage Association (GNMA) II	3.000%	4/1/56	3,000,000	2,678,718 (b)
Government National Mortgage Association (GNMA) II	3.500%	4/1/56	200,000	183,474 (b)
Government National Mortgage Association (GNMA) II	4.500%	4/1/56	7,300,000	7,053,360 (b)
Government National Mortgage Association (GNMA) II	5.000%	4/1/56	8,900,000	8,815,777 (b)
Government National Mortgage Association (GNMA) II	5.500%	4/1/56	11,700,000	11,776,342 (b)
Government National Mortgage Association (GNMA) II	6.000%	4/1/56	4,800,000	4,881,420 (b)
Government National Mortgage Association (GNMA) II	6.500%	4/1/56	1,100,000	1,143,326 (b)
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.777%)	5.616%	6/20/60	398,766	407,895 (a)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.229%)	4.739%	8/20/58	716	718 (a)
Total GNMA				66,944,732

Total Mortgage-Backed Securities (Cost — $224,032,838)				218,940,773
Collateralized Mortgage Obligations(c) — 57.4%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	6.797%	9/15/34	2,500,000	2,431,139 (a)(d)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.514%)	4.190%	7/20/46	52,035	45,857 (a)
Atrium Hotel Portfolio Trust, 2017-ATRM E (1 mo. Term SOFR + 3.347%)	7.020%	12/15/36	1,000,000	946,925 (a)(d)
BANK, 2021-BN32 XA, IO	0.756%	4/15/54	5,733,315	154,038 (a)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.063%	4/15/54	16,192,279	654,655 (a)
BF Mortgage Trust, 2019-NYT C (1 mo. Term SOFR + 1.997%)	5.670%	12/15/35	1,500,000	1,456,226 (a)(d)
BFLD Commercial Mortgage Trust, 2024-UNIV E (1 mo. Term SOFR + 3.640%)	7.312%	11/15/41	1,170,000	1,173,599 (a)(d)
BMP Trust, 2024-MF23 E (1 mo. Term SOFR + 3.389%)	7.062%	6/15/41	1,420,000	1,418,093 (a)(d)
BRAVO Residential Funding Trust, 2024-NQM5 A3	6.158%	6/25/64	621,513	625,184 (d)
BRES Commercial Mortgage Trust, 2025-ATCAP F (1 mo. Term SOFR + 5.189%)	8.861%	11/15/42	1,250,000	1,248,224 (a)(d)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	7.319%	4/15/34	1,500,000	1,463,768 (a)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	$1,020,000	$987,897 (a)(d)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.363%	4/15/40	1,178,635	1,180,812 (a)(d)
BX Commercial Mortgage Trust, 2026-CSMO D (1 mo. Term SOFR + 2.450%)	6.123%	2/15/43	840,000	843,409 (a)(d)
BX Commercial Mortgage Trust, 2026-VLT9 E (1 mo. Term SOFR + 4.250%)	7.923%	3/15/45	780,000	773,632 (a)(d)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	6.562%	6/15/41	1,200,000	1,180,443 (a)(d)
CEDR Commercial Mortgage Trust, 2022-SNAI D (1 mo. Term SOFR + 2.376%)	6.048%	2/15/39	2,250,000	2,205,412 (a)(d)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	73,130,664	647,265 (a)(d)
Citigroup Commercial Mortgage Trust, 2015-GC29 C	3.975%	4/10/48	1,000,000	895,500 (a)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	93,281	93,992
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.130%	8/15/48	814,581	790,805 (a)
CSMC Trust, 2017-RPL3 B3	4.339%	8/1/57	1,105,713	1,078,010 (a)(d)
DK Note Backed Trust, 2024-SPT1 A	7.086%	4/28/66	583,087	591,376 (d)
Extended Stay America Trust, 2025-ESH D (1 mo. Term SOFR + 2.600%)	6.273%	10/15/42	900,000	903,355 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	2,400,000	63,278 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2023-MN7 B1 (30 Day Average SOFR + 8.850%)	12.512%	9/25/43	1,600,000	1,861,328 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K116 X1, IO	1.407%	7/25/30	1,063,788	52,039 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K132 X1, IO	0.505%	8/25/31	11,349,672	262,528 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K141 X1, IO	0.305%	2/25/32	34,118,495	580,813 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K142 X1, IO	0.297%	3/25/32	17,038,885	273,449 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K143 X1, IO	0.343%	4/25/55	66,086,282	1,247,339 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K148 X1, IO	0.250%	7/25/32	25,435,978	406,910 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K155 X1, IO	0.264%	4/25/33	21,019,249	393,775 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.625%	3/25/28	4,585,486	45,768 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1510 X1, IO	0.480%	1/25/34	39,502,651	1,053,962 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.503%	5/25/35	4,276,510	441,983 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.469%	2/25/36	14,794,995	481,138 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KG06 X1, IO	0.532%	10/25/31	14,646,335	349,015 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	2,033,331	329,637
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	3,602,356	3,024,451
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4377 UZ	3.000%	8/15/44	2,618,038	2,137,689
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 30 Day Average SOFR + 6.086%)	2.413%	7/15/48	870,007	108,971 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	273,158	239,901
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	2.263%	5/15/49	$1,170,353	$131,016 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1.000 x 30 Day Average SOFR + 5.936%)	2.274%	10/25/49	2,358,928	305,076 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,546,062	2,660,658
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	850,952	200,229
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4981 YI, IO	4.500%	6/25/50	4,624,262	1,078,787
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	3,814,005	2,309,424
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	1,823,557	266,941
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	9,385,957	1,399,754
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5050 IE, IO, PAC	2.000%	12/25/50	4,820,518	582,386
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5056 PI, IO, PAC	2.500%	12/25/50	2,517,678	336,781
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	1,787,874	263,417
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	1,014,325	170,935
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	3,996,042	562,007
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	4,635,004	482,495
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	15,074,490	2,470,171
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	6,423,891	764,990
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	1,920,192	238,262
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	6,647,160	880,171
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	6,162,846	846,336
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	6,715,123	970,181
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	810,315	120,567
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5160 IU, IO	2.500%	11/25/50	4,483,338	603,946
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	4,700,000	3,294,483
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	4,400,000	3,113,334
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IP, IO	3.000%	1/25/52	4,883,309	982,887
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	3,895,399	501,835
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 NI, IO	3.000%	8/25/46	1,425,467	176,779
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5209 EQ	3.000%	4/25/52	2,800,000	2,115,847
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 GI, IO, PAC	6.500%	4/25/54	2,090,157	345,689
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 PI, IO, PAC	6.500%	3/25/54	916,263	182,915
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5449 FQ (30 Day Average SOFR + 1.500%)	5.162%	9/25/54	315,515	317,351 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.962%	12/25/54	320,527	322,655 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5523 IQ, IO, PAC	6.500%	4/25/55	4,767,307	835,055
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2026-DNA2 B1 (30 Day Average SOFR + 2.100%)	5.772%	3/25/46	2,400,000	2,402,828 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,369,380	669,211 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.520%	9/25/55	6,910,946	810,216 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	696,349	645,637 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	43,467,449	176,652 (a)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.107%	9/25/47	$1,788,500	$1,312,793 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	15.526%	5/25/43	2,033,309	2,385,805 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.126%	1/25/48	2,810,000	3,319,804 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.276%	9/25/49	860,000	955,964 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	5.612%	2/25/45	600,000	601,291 (a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	0.793%	6/25/29	10,634,953	252,013 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.773%	1/25/29	5,642,921	212,499 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.454%	4/25/32	39,360,419	636,623 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.596%	1/25/37	4,870,024	378,603 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.212%	12/25/32	16,974,578	743,475 (a)
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.706%	8/25/39	159,739	160,581 (a)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	419,473	423,840
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	145,262	17,853
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	95,533	98,057
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	11.808%	1/25/38	154,688	191,352 (a)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	110,819	119,355
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	123,200	129,949
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	765,328	785,598
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	2.237%	8/25/44	618,576	45,304 (a)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	3,258,180	384,693
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	3,164,716	621,112
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	1,109,063	1,031,021
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,493,617	1,792,066
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 30 Day Average SOFR + 5.886%)	2.224%	10/25/49	2,953,091	349,293 (a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,346,119	812,346
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	1,392,906	158,838
Federal National Mortgage Association (FNMA) REMIC, 2020-63 KI, IO	2.500%	9/25/50	1,242,202	74,438
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	450,414	76,639
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	1,667,973	265,504
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	4,697,540	688,608
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	609,416	92,173
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	1,685,344	226,429
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	6,933,802	954,087
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	4,759,543	668,341
Federal National Mortgage Association (FNMA) REMIC, 2021-49 GI, IO	2.500%	10/25/48	3,029,807	420,124
Federal National Mortgage Association (FNMA) REMIC, 2021-52 CI, IO	2.500%	12/25/47	9,094,491	1,242,860
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	662,434	88,244
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	5,040,162	762,135
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	924,877	137,975
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	710,795	86,155
Federal National Mortgage Association (FNMA) REMIC, 2021-74 IO, IO	2.500%	10/25/51	10,438,645	1,816,760
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	$1,717,201	$252,251
Federal National Mortgage Association (FNMA) REMIC, 2022-29 KZ	1.500%	6/25/42	6,990,372	5,281,835
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	646,271	617,060
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	9,276,476	1,256,155
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,035,312	165,728
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	2,041,211	340,676
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	4,819,502	815,124
Federal National Mortgage Association (FNMA) STRIPS, 435 C28, IO	3.500%	9/25/52	1,578,454	294,800
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	3,761,913	821,247
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. Term SOFR + 1.264%)	4.940%	11/20/59	49,156	49,613 (a)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	4.467%	2/20/60	134,556	134,938 (a)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.559%	11/16/47	6,541,549	127,936 (a)
Government National Mortgage Association (GNMA), 2013-82 TI, IO, PAC	3.500%	5/20/43	4,855,885	609,027
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.980%	9/16/51	1,565,164	25,409 (a)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	657,068	134,372
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.587%	9/16/55	904,481	20,643 (a)
Government National Mortgage Association (GNMA), 2015-20 PI, IO	3.500%	2/20/45	584,458	96,022
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,463,496	284,951
Government National Mortgage Association (GNMA), 2016-156 PB, PAC	2.000%	11/20/46	5,417,124	3,905,075
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.590%	10/16/58	6,942,051	213,728 (a)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	2,578,330	507,556
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.494%	7/16/58	301,913	6,853 (a)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.616%	3/16/60	1,321,281	48,732 (a)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	2.410%	10/20/48	1,693,421	182,329 (a)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	724,746	697,325
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	544,373	491,213
Government National Mortgage Association (GNMA), 2019-137 PI, IO, PAC	3.500%	11/20/49	2,347,753	458,899
Government National Mortgage Association (GNMA), 2020-29 JI, IO	0.932%	1/16/60	8,600,515	537,882 (a)
Government National Mortgage Association (GNMA), 2020-38 IO, IO	0.820%	4/16/62	6,320,993	363,863 (a)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	380,612	74,286
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	163,461	31,359
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	870,893	160,869
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	1,011,363	183,715
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.169%	4/16/62	12,696,777	1,015,926 (a)
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.835%	5/16/60	6,222,807	363,641 (a)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	5,335,753	798,212
Government National Mortgage Association (GNMA), 2020-117 IO, IO	0.793%	5/16/62	12,694,832	754,473 (a)
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	1,902,658	284,675
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	3,610,063	542,210
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	119,865	17,266
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	4,360,400	741,301
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	935,158	110,465
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	3,427,643	586,101
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. Term SOFR + 0.714%)	4.383%	1/20/70	$500,658	$500,934 (a)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	1.579%	4/1/70	6,755,792	269,888 (a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	4.283%	7/20/70	47,336	47,103 (a)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	4.233%	7/20/70	733,594	729,123 (a)
Government National Mortgage Association (GNMA), 2021-5 IO, IO	1.111%	1/16/61	1,074,229	84,640 (a)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	619,382	610,430
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	1,095,427	816,822
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	2,795,974	2,123,991
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	931,407	919,242
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	4,455,236	265,309 (a)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.878%	10/16/62	4,442,303	274,589 (a)
Government National Mortgage Association (GNMA), 2021-97 TI, IO, PAC	3.000%	8/20/50	8,990,571	1,255,216
Government National Mortgage Association (GNMA), 2021-121 CI, IO	3.000%	7/20/51	2,429,131	420,223
Government National Mortgage Association (GNMA), 2021-125 IM, IO	3.000%	7/20/51	6,646,287	1,164,381
Government National Mortgage Association (GNMA), 2021-128 IO, IO	0.992%	6/16/61	1,179,012	73,824 (a)
Government National Mortgage Association (GNMA), 2021-139 IE, IO	3.500%	8/20/51	2,623,700	485,752
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,080,083	633,255
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	6,377,181	900,919
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	4,281,350	638,376
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.916%	11/16/63	2,213,701	150,539 (a)
Government National Mortgage Association (GNMA), 2021-216 NI, IO, PAC-1	3.000%	12/20/51	3,633,420	675,069
Government National Mortgage Association (GNMA), 2022-5 LI, IO	3.500%	1/20/52	3,155,522	589,062
Government National Mortgage Association (GNMA), 2022-54 Z	2.000%	10/16/63	1,949,787	796,835 (a)
Government National Mortgage Association (GNMA), 2022-86 C	2.250%	10/16/63	800,000	429,835 (a)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	1,200,000	1,085,227
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	6,500,000	4,573,620
Government National Mortgage Association (GNMA), 2022-158 AL	2.100%	8/16/64	5,790,538	4,107,283
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	2,847,267	2,180,997
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,963,632	100,095 (a)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	7,772,396	335,568 (a)
Government National Mortgage Association (GNMA), 2023-184 HI, IO	7.000%	12/20/53	1,787,097	374,178
Government National Mortgage Association (GNMA), 2024-175 CS, IO (-1.000 x 30 Day Average SOFR + 6.020%)	2.347%	10/20/54	10,959,397	941,664 (a)
Government National Mortgage Association (GNMA), 2025-55 SD, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.277%	3/20/55	9,146,199	791,563 (a)
Government National Mortgage Association (GNMA), 2025-169 SA, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.927%	10/20/55	14,746,028	1,475,345 (a)
Greystone CRE Notes LLC, 2025-HC4 D (1 mo. Term SOFR + 3.940%)	7.613%	10/15/42	1,000,000	996,531 (a)(d)
GS Mortgage Securities Corp. II, 2024-70P E	8.367%	3/10/41	2,015,000	2,060,183 (a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.420%	11/15/32	1,070,000	1,066,296 (a)(d)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.121%	5/12/53	16,835,511	615,799 (a)
GS Mortgage-Backed Securities Trust, 2022-NQM1 B4	4.068%	5/25/62	1,415,124	1,230,723 (a)(d)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	4.193%	4/25/36	764,229	659,420 (a)(d)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	$420,000	$399,507
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	7.443%	5/15/28	2,370,417	2,079,675 (a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.422%	6/13/52	13,847,373	462,354 (a)
JPMorgan Mortgage Trust, 2021-14 AX4, IO	0.500%	5/25/52	19,829,023	590,818 (a)(d)
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.331%	5/25/54	32,634,937	653,733 (a)(d)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	981,562	936,950 (d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.003%	4/25/46	208,846	197,138 (a)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	6.421%	2/18/40	470,000	467,383 (a)(d)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.170%	2/18/40	410,000	407,419 (a)(d)
MF1 Ltd., 2022-FL8 D (1 mo. Term SOFR + 2.650%)	6.327%	2/19/37	1,100,000	1,102,657 (a)(d)
MFA Trust, 2024-RTL3 A1	5.913%	11/25/39	1,164,881	1,170,232 (d)
MLTI Trust, 2026-SF75 E (1 mo. Term SOFR + 3.250%)	6.923%	3/15/31	1,560,000	1,556,538 (a)(d)
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.236%	12/15/38	2,000,000	1,869,992 (a)(d)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. Term SOFR + 0.254%)	3.933%	6/25/36	28,066	5,400 (a)
MSWF Commercial Mortgage Trust, 2023-1 E	4.000%	5/15/56	1,939,000	1,455,822 (d)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	11.276%	3/25/50	2,250,000	2,332,823 (a)(d)
Multifamily Trust, 2016-1 B	17.785%	4/25/46	340,821	331,660 (a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,450,000	950,890 (a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	2,077,000	796,085 (a)(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	299,320	291,401 (a)(d)
New Residential Mortgage Loan Trust, 2017-1A B6	5.282%	2/25/57	920,246	858,041 (a)(d)
New Residential Mortgage Loan Trust, 2024-RTL1 A2	7.101%	3/25/39	1,455,000	1,457,425 (d)
NRM FHT1 Excess Owner LLC, 2025-FHT1 A	6.545%	3/25/32	764,542	768,461 (d)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	350,000	353,528 (a)(d)
NYC Commercial Mortgage Trust, 2025-28L G	9.321%	11/5/38	1,000,000	1,002,664 (a)(d)
ONNI Commercial Mortgage Trust, 2024-APT D	6.537%	7/15/39	1,200,000	1,225,492 (a)(d)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	1,246,110	1,257,949 (d)
RIDE, 2025-SHRE D	6.297%	2/14/47	370,000	377,903 (a)(d)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	1,400,000	1,460,514 (d)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	1,140,000	1,135,555 (d)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.023%	1/15/39	1,400,000	1,366,648 (a)(d)
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	1,490,000	1,048,356 (a)(d)
Starwood Retail Property Trust, 2014-STAR C	6.750%	11/15/27	2,324,000	75,530 (a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	4.153%	7/25/46	50,334	45,688 (a)
SWCH Commercial Mortgage Trust, 2025-DATA E (1 mo. Term SOFR + 3.340%)	7.013%	2/15/42	2,250,000	2,216,819 (a)(d)
Verus Securitization Trust, 2022-1 B1	4.007%	1/25/67	400,000	316,535 (a)(d)
Verus Securitization Trust, 2024-1 M1	6.668%	1/25/69	1,650,000	1,656,171 (a)(d)
Verus Securitization Trust, 2024-3 A3	6.845%	4/25/69	360,229	363,705 (d)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	5.718%	6/25/33	11,849	11,882 (a)
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.479%	4/15/54	12,118,478	645,835 (a)

Total Collateralized Mortgage Obligations (Cost — $207,254,199)				194,760,862
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — 16.2%
Apollo Aviation Securitization Equity Trust, 2025-1A A	5.943%	2/16/50	$1,102,915	$1,111,719 (d)
Applebee’s Funding LLC/IHOP Funding LLC, 2025-1A A2	6.720%	6/7/55	760,000	761,155 (d)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	1,536,597	1,485,588 (d)
Avis Budget Rental Car Funding AESOP LLC, 2023-6A D	7.370%	12/20/29	1,230,000	1,250,196 (d)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	9.418%	1/20/38	790,000	771,129 (a)(d)
Bayview Opportunity Master Fund LLC, 2024-EDU1 D (30 Day Average SOFR + 2.750%)	6.412%	6/25/47	1,335,548	1,353,899 (a)(d)
Bayview Opportunity Master Fund LLC, 2025-EDU1 D (30 Day Average SOFR + 2.250%)	5.912%	7/27/48	1,879,737	1,877,795 (a)(d)
Blue Stream Issuer LLC, 2024-1A C	8.710%	11/20/54	1,500,000	1,551,076 (d)
CARS-DB7 LP, 2023-1A A1	5.750%	9/15/53	1,178,100	1,183,254 (d)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	1,274,254	1,199,645 (d)
Dividend Solar Loans LLC, 2018-1 B	4.290%	7/20/38	396,288	374,651 (d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	857,594	799,285 (d)
ExteNet Issuer LLC, 2024-1A B	6.150%	7/25/54	1,000,000	1,010,584 (d)
Goodgreen Trust, 2020-1A C	5.530%	4/15/55	1,637,982	1,277,318 (d)
Goodgreen Trust, 2021-1A C	5.740%	10/15/56	491,574	360,567 (d)
Goodgreen Trust, 2022-1A C	7.010%	10/15/56	75,078	75,960 (d)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	1,372,662	528,698 (d)
Hardee’s Funding LLC, 2020-1A A2	3.981%	12/20/50	1,895,000	1,825,963 (d)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	8.518%	1/20/37	170,000	157,568 (a)(d)
Hertz Vehicle Financing LLC, 2023-4A C	7.510%	3/25/30	1,750,000	1,824,653 (d)
Hotwire Funding LLC, 2024-1A C	9.188%	6/20/54	750,000	778,161 (d)
Huntington Bank Auto Credit-Linked Notes, 2024-2 D (30 Day Average SOFR + 4.000%)	7.673%	10/20/32	871,213	869,528 (a)(d)
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.173%	3/21/33	728,800	721,562 (a)(d)
J.G. Wentworth LLC, 2018-1A B	4.700%	10/15/74	1,546,452	1,364,437 (d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	865,700	825,641 (d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	1,097,024	1,068,988 (d)
MACH Cayman Ltd., 2019-1 A	3.474%	10/15/39	146,289	145,095 (d)
Mosaic Solar Loan Trust, 2024-1A B	6.250%	9/20/49	920,377	757,894 (d)
National Collegiate Student Loan Trust, 2006-4 B (1 mo. Term SOFR + 0.454%)	4.133%	5/25/32	2,200,000	1,244,015 (a)
Nelnet Student Loan Trust, 2025-DA D	5.860%	8/20/54	1,800,000	1,773,157 (d)
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	700,881	704,770 (d)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.008%	1/20/38	900,000	770,098 (a)(d)
Pear LLC, 2021-1 A	2.600%	1/15/34	32,440	32,406 (d)
Pear LLC, 2024-1 A	6.950%	2/15/36	559,403	564,067 (d)
Phantom Aviation, 2026-1A B	6.027%	1/15/51	1,046,159	1,031,104 (d)
Progress Residential Trust, 2024-SFR1 D	3.750%	2/17/41	1,000,000	958,962 (d)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.293%	3/25/37	999,689	827,311 (a)
Renew Financial, 2023-1A A	5.900%	11/20/58	1,316,389	1,351,889 (d)
Renew Financial, 2024-1A M	7.506%	11/20/59	1,126,475	1,124,812 (d)
Renew Financial, 2024-2A B	8.223%	11/20/60	828,638	830,138 (d)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,870,000	1,904,937 (d)
Sesac Finance LLC, 2024-1 A2	6.421%	1/25/54	1,372,000	1,377,562 (d)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	$498,202	$509,162 (d)
Sierra Timeshare Receivables Funding LLC, 2024-2A D	7.480%	6/20/41	974,039	986,847 (d)
SMB Private Education Loan Trust, 2015-C R	11.247%	9/18/46	2,751	775,608 (d)(e)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,877,874 (d)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	2,263,423	1,999,056 (d)
Sotheby’s Artfi Master Trust, 2026-1A D	5.540%	6/20/33	1,220,000	1,219,526 (d)
Stonepeak, 2021-1A B	3.821%	2/28/33	910,317	893,959 (d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.013%	2/25/36	1,347,362	22,934 (a)(d)
Sunnova Hestia Issuer LLC, 2023-GRID1 1A	5.750%	12/20/50	1,880,467	1,842,462 (d)
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	625,003	577,127 (d)
Tricon Residential Trust, 2024-SFR4 D	5.350%	11/17/41	1,170,000	1,161,221 (d)
Trinitas CLO Ltd., 2022-19A D1R (3 mo. Term SOFR + 2.950%)	6.618%	10/20/33	830,000	830,999 (a)(d)
Wave LLC, 2019-1 A	3.597%	9/15/44	261,330	256,503 (d)

Total Asset-Backed Securities (Cost — $60,445,318)				54,760,515
			Face Amount
Corporate Bonds & Notes — 2.3%
Consumer Discretionary — 1.3%
Automobile Components — 0.2%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	$650,000	618,172 (d)
Hotels, Restaurants & Leisure — 0.8%
Carnival Corp., Senior Notes	5.125%	5/1/29	900,000	893,886 (d)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,200,000	1,095,000 (d)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	820,000	838,508 (d)
Total Hotels, Restaurants & Leisure				2,827,394
Specialty Retail — 0.3%
Lithia Motors Inc., Senior Notes	4.375%	1/15/31	1,000,000	940,501 (d)

Total Consumer Discretionary				4,386,067
Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Expand Energy Corp., Senior Notes	4.750%	2/1/32	1,100,000	1,072,241
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	930,000	863,134 (d)

Total Energy				1,935,375
Financials — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	400,000	393,271 (d)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	690,000	638,469 (d)

Total Financials				1,031,740
Health Care — 0.1%
Health Care Providers & Services — 0.1%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	270,000	259,920 (d)

Total Corporate Bonds & Notes (Cost — $7,687,971)				7,613,102
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Preferred Stocks — 1.2%
Financials — 1.2%
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.641%	76,437	$1,855,126 (a)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.705%	61,325	1,209,329 (a)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.289%	52,662	1,114,854 (a)

Total Preferred Stocks (Cost — $4,435,062)			4,179,309
Total Investments before Short-Term Investments (Cost — $503,855,388)			480,254,561

Short-Term Investments — 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,518,324)	3.589%	1,518,324	1,518,324 (f)(g)
Total Investments — 142.0% (Cost — $505,373,712)			481,772,885
Liabilities in Excess of Other Assets — (42.0)%			(142,487,069)
Total Net Assets — 100.0%			$339,285,816

(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2026, the Fund held TBA securities with a total cost of $146,587,627.
(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown is the current yield based on income received over the trailing twelve months.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $1,518,324 and the cost was $1,518,324 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Long-Term Bonds	29	6/26	$3,375,831	$3,302,375	$(73,456)
U.S. Treasury Ultra 10-Year Notes	39	6/26	4,425,349	4,427,110	1,761
					(71,695)
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Mortgage Total Return Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
3-Month SOFR	206	3/27	$49,895,351	$49,627,975	$267,376
U.S. Treasury 5-Year Notes	295	6/26	32,242,920	31,913,009	329,911
					597,287
Net unrealized appreciation on open futures contracts					$525,592

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$218,940,773	—	$218,940,773
Collateralized Mortgage Obligations	—	194,760,862	—	194,760,862
Asset-Backed Securities	—	54,760,515	—	54,760,515
Corporate Bonds & Notes	—	7,613,102	—	7,613,102
Preferred Stocks	$4,179,309	—	—	4,179,309
Total Long-Term Investments	4,179,309	476,075,252	—	480,254,561
Short-Term Investments†	1,518,324	—	—	1,518,324
Total Investments	$5,697,633	$476,075,252	—	$481,772,885
Other Financial Instruments:
Futures Contracts††	$599,048	—	—	$599,048
Total	$6,296,681	$476,075,252	—	$482,371,933
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$73,456	—	—	$73,456

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,795,314	$24,327,734	24,327,734	$26,604,724	26,604,724

Western Asset Mortgage Total Return Fund 2026 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$32,825	—	—	$1,518,324

Western Asset Mortgage Total Return Fund 2026 Quarterly Report